1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500

September 5, 2013	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 jskinner@kilpatricktownsend.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:

Endurance Series Trust (the “Trust”) (File No. 333-***** AND 811-22794), on behalf of the Gator Focus Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Enclosed for filing please find Post-Effective Amendment No. 2 for the Endurance Series Trust for the purpose of adding the Gator Opportunities Fund as a new series of the trust.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

cc:  Derek Pilecki

       Andres Sandate

       Paul J. Foley, Esq.